Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Recognized in other comprehensive income:
Current income tax benefit (expense)	$ 0	$ (2)
Deferred income tax benefit (expense)	(53)	(41)
Total income tax benefit (expense) included in other comprehensive income (loss)	(53)	(43)
Current income tax benefit (expense)	(33)	(16)
Deferred income tax benefit (expense)	(77)	94
Total recognized in equity, other than other comprehensive income	(110)	78
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$ (163)	$ 35